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01.31 Fidelity SAI Tax-Free Bond Fund_PRO-04 | Fidelity SAI Tax-Free Bond Fund
Fund Summary Fund:<br/>Fidelity® SAI Tax-Free Bond Fund
Investment Objective
The fund seeks to provide a high current yield exempt from federal income tax.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity SAI Tax-Free Bond Fund}	01.31 Fidelity SAI Tax-Free Bond Fund_PRO-04 Fidelity SAI Tax-Free Bond Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity SAI Tax-Free Bond Fund}	01.31 Fidelity SAI Tax-Free Bond Fund_PRO-04 Fidelity SAI Tax-Free Bond Fund Fidelity SAI Tax-Free Bond Fund
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.39%	[1]
Fee waiver and/or expense reimbursement	0.14%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.25%	[1]
[1]	Based on historical expenses, adjusted to reflect current fees.
[2]	Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses, if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.25% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2021. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity SAI Tax-Free Bond Fund}	01.31 Fidelity SAI Tax-Free Bond Fund_PRO-04 Fidelity SAI Tax-Free Bond Fund Fidelity SAI Tax-Free Bond Fund USD ($)
1 year	$ 26
3 years	106
5 years	200
10 years	$ 474

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade municipal securities whose interest is exempt from federal income tax.
  Normally not investing in municipal securities whose interest is subject to federal income tax or in municipal securities whose interest is subject to the federal alternative minimum tax.
  Managing the fund to have similar overall interest rate risk to an index designed to represent Fidelity Management & Research Company LLC (FMR)'s view of how the fund's competitive universe will perform over time.
  Allocating assets across different market sectors and maturities.
  Potentially investing more than 25% of total assets in municipal securities that finance similar types of projects.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Municipal Market Volatility. The municipal market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year, and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.18%	March 31, 2019
Lowest Quarter Return	0.57%	December 31, 2019

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2019

Average Annual Total Returns{- Fidelity SAI Tax-Free Bond Fund} - 01.31 Fidelity SAI Tax-Free Bond Fund_PRO-04 - Fidelity SAI Tax-Free Bond Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity SAI Tax-Free Bond Fund			Oct. 02, 2018
Fidelity SAI Tax-Free Bond Fund | Return Before Taxes	8.25%	8.23%
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions	8.13%	8.13%	Oct. 02, 2018
Fidelity SAI Tax-Free Bond Fund | After Taxes on Distributions and Sales	5.91%	6.80%	Oct. 02, 2018
Bloomberg Barclays Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	7.54%	7.42%
Bloomberg Barclays 3+ Year Non-AMT Municipal Bond Index(reflects no deduction for fees, expenses, or taxes)	8.15%	8.01%
[1]	From October 2, 2018